Other Non-Current Assets	12 Months Ended
Mar. 31, 2021
Disclosure Text Block Supplement [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 9 — OTHER NON-CURRENT ASSETS

	As of March 31,
	2020	2021
	RMB	RMB
Deposits for leased equipment and factory	7,500	3,000
Deposits for utility	500	-
Prepayment for an intangible asset	-	333
Total other non-current assets	8,000	3,333